FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Fair value (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Transfers from level 1 to 2 assets	R$ 0